                         MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class S shares of the following Funds:

     .   MassMutual Prime Fund
         seeks to maximize current income, consistent with liquidity and capital preservation, by investing in money market instruments.

     .   MassMutual Short-Term Bond Fund
         seeks a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in short-term investment grade fixed income securities.

     .   MassMutual Core Bond Fund
         seeks a high total rate of return, consistent with prudent investment risk and capital preservation, by investing primarily in investment grade debt securities.

     .   MassMutual Diversified Bond Fund
         seeks a superior total rate of return by investing in fixed income instruments.

     .   MassMutual Balanced Fund
         seeks a high total rate of return over time, consistent with capital preservation, by investing in stock, fixed income and money market securities.

     .   MassMutual Core Equity Fund
         seeks long-term growth of capital and income by investing primarily in large company stocks.

     .   MassMutual Growth Equity Fund
         seeks long-term growth of capital and future income.

     .   MassMutual Small Cap Value Equity Fund
         seeks long-term growth of capital and income by investing primarily in small company stocks.

     .   MassMutual Mid Cap Growth Equity Fund
         seeks long-term capital growth.

     .   MassMutual Small Cap Growth Equity Fund
         seeks long-term capital appreciation.

     .   MassMutual International Equity Fund
         seeks a high total rate of return over time by investing primarily in foreign stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

                                   PROSPECTUS

                                   May 3, 1999, Supplemented October 14, 1999



                                                                  CLASS S SHARES

Table Of Contents                                                           Page

Summary Information ......................................................    3

About the Funds
     MassMutual Prime Fund ...............................................    4
     MassMutual Short-Term Bond Fund .....................................    6
     MassMutual Core Bond Fund ...........................................    8
     MassMutual Diversified Bond Fund ....................................   10
     MassMutual Balanced Fund ............................................   12
     MassMutual Core Equity Fund .........................................   14
     MassMutual Growth Equity Fund .......................................   16
     MassMutual Small Cap Value Equity Fund ..............................   18
     MassMutual Mid Cap Growth Equity Fund ...............................   20
     MassMutual Small Cap Growth Equity Fund .............................   22
     MassMutual International Equity Fund ................................   24

Summary of Principal Risks ...............................................   26

About the Investment Advisers and Sub-Advisers
     Massachusetts Mutual Life Insurance Company .........................   30
     David L. Babson and Company Incorporated ............................   30
     HarbourView Asset Management Corporation ............................   31
     Massachusetts Financial Services Company ............................   31
     Miller Anderson & Sherrerd, LLP .....................................   31
     J.P. Morgan Investment Management Inc. ..............................   32
     Waddell & Reed Investment Management Company ........................   32

About the Classes of Shares - Multiple Class Information
     Class S Shares ......................................................   33
     Compensation to Intermediaries ......................................   33

Investing in the Funds
     Buying, Redeeming and Exchanging Shares .............................   34
     Determining Net Asset Value .........................................   34
     How to Invest .......................................................   35
     Taxation and Distributions ..........................................   35

Investment Performance ...................................................   36

Financial Highlights .....................................................   38

Appendix - Additional Investment Policies and Risk Considerations ........   42

Summary Information

MassMutual Institutional Funds provide a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each
Fund:

 .   Investment objectives.

 .   Principal Investment Strategies and Risks. A "Summary of Principal Risks" of
    investing in the Funds begins on page 26.

 .   Investment return over the past ten years, or since inception if less than ten years old.

 .   Average annual total returns for the last one, five and ten year periods
    (or, shorter periods for newer Funds) and how the Fund did against a comparable broad-based index.

 .   Fees and Expenses.

Past Performance is not an indication of future performance. There is no assurance that a Fund's investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Where indicated, performance information for a Fund includes the performance of a predecessor separate investment account of MassMutual before those Funds were created.

The Growth Equity Fund, Mid Cap Growth Equity Fund and Small Cap Growth Equity Fund are new funds effective May 3, 1999. They do not have actual performance. Instead, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with similar investment objectives as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser's composite performance, adjusted for class specific expenses of the particular fund.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under "Expense Information" are meant to assist you in understanding these fees and expenses. Each fee table shows two categories of expenses, Shareholder Fees and Annual Fund Operating Expenses. Shareholder Fees refer to fees paid directly from your investment, such as up front or contingent sales charges. None of the Funds charges any Shareholder Fees for any class of share. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund's assets, which means you pay them indirectly.

MassMutual Prime Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments.

The Prime Fund is not a money market fund.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund invests in debt instruments that have a remaining maturity not exceeding 397 days and that have one of the two highest ratings from at least one nationally recognized statistical rating organization or, if unrated, that the Adviser judges to be of equivalent quality. Generally, the majority of the Fund's holdings do not have the highest rating. The Fund's principal investments include:

 .   commercial paper and other corporate obligations;

 .   securities issued or guaranteed by the U.S. Government or its agencies;

 .   certificates evidencing participation in bank loans; and

 .   certificates of deposit and bankers' acceptances.

Some of these investments are subject to legal restrictions on resale.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk and Management Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares

                           [BAR CHART APPEARS HERE]

1989     9.17%
1990     8.15%
1991     6.15%
1992     3.75%
1993     2.92%
1994     4.01%
1995     5.78%
1996     5.24%
1997     5.39%
1998     5.39%

During the periods shown above, the highest quarterly return was 2.36% for the quarter ended June 30, 1989 and the lowest was .71% for the quarter ended
June 30, 1993.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                                       One      Five     Ten
                                                      Year     Years    Years

  Class S*                                            5.39%    5.16%    5.58%
  91-day Treasury Bills+                              5.05%    5.11%    5.44%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ 91-day Treasury Bills are unmanaged and do not incur expenses. Treasury Bills are backed by the full faith and credit of the United States government and offer a fixed rate of interest, while the Fund's shares are not guaranteed.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                            Class S
Shareholder Fees
(fees paid directly from your investment)                    None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                             .35%
 Distribution  and Service (Rule 12b-1) Fees                 None
 Other Expenses                                              .10%
Total Annual Fund Operating Expenses(1)(2)                   .45%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year   3 Years    5 Years   10 Years

Class S                                   $46      $144       $252      $567

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Short-Term Bond Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund invests primarily in investment grade debt securities, including:

 .   commercial paper and other corporate obligations;

 .   securities issued or guaranteed by the U.S. Government or its agencies; and

 .   mortgage-backed and other asset-backed securities.

The Fund's portfolio "duration" is the average of the periods remaining for payments of principal and interest on the Fund's debt securities, weighted by the dollar amount of each payment. The Fund's portfolio duration is estimated to be generally less than three years. The Adviser may increase the portfolio's duration when longer-term investments offer higher yields. When short-term investments offer more attractive yields than longer-term investments, but with less risk, the portfolio's duration may be decreased.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk and Prepayment Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares

                           [BAR CHART APPEARS HERE]

1989        N/A
1990       8.89%
1991      13.60%
1992       6.72%
1993       7.83%
1994      -0.99%
1995      11.77%
1996       5.57%
1997       6.84%
1998       6.29%


During the periods shown above, the highest quarterly return was 4.66% for the quarter ended December 31, 1991 and the lowest was -1.56% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.


                                                                       Since
                                                One         Five     Inception
                                               Year        Years       (5/89)

  Class S*                                     6.29%       5.82%        7.42%
  Lehman Brothers 1-3
  Year Government
  Bond Index+                                  6.97%       5.96%        7.30%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. government bonds with 1-3 years remaining to the scheduled payment of principal. The Index does not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                                     Class S
Shareholder Fees
(fees paid directly from your investment)                             None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                                      .40%
 Distribution and Service (Rule 12b-1) Fees                           None
 Other Expenses                                                       .14%
Total Annual Fund Operating Expenses(1)(2)                            .54%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year   3 Years    5 Years   10 Years

Class S                                  $55      $172       $299      $664

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Bond Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund invests primarily in investment grade debt securities, including:

 .   domestic and foreign corporate bonds;

 .   bonds issued or guaranteed by the U.S. Government or its agencies;

 .   mortgage-backed and other asset-backed securities; and

 .   money market securities, including commercial paper.

Some of these investments may be in securities that are not denominated in U.S. dollars and others may be purchased subject to legal restrictions on resale, although no more than 15% of the Fund's investments may be illiquid at the time of purchase.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares

                           [BAR CHART APPEARS HERE]

1989          12.86%
1990           8.30%
1991          17.58%
1992           7.04%
1993          11.34%
1994          -4.11%
1995          19.15%
1996           2.80%
1997           9.78%
1998           8.44%

During the periods shown above, the highest quarterly return was 6.91% for the quarter ended June 30, 1989 and the lowest was -3.49% for the quarter ended March 31, 1994.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                                        One      Five     Ten
                                                        Year    Years    Years

  Class S*                                             8.44%    6.93%    9.12%
  Lehman Brothers
  Government/
  Corporate Bond Index+                                9.47%    7.30%    9.34%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of major U.S. government and investment grade bonds with more than one year remaining to the scheduled payment of principal. The Index does not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                                     Class S
Shareholder Fees
(fees paid directly from your investment)                              None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                                       .48%
 Distribution  and Service (Rule 12b-1) Fees                           None
 Other Expenses                                                        .11%
Total Annual Fund Operating Expenses(1)(2)                             .59%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Expenses

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 Year   3 Years    5 Years   10 Years

Class S                                   $60      $188       $326      $724

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Diversified Bond Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks a superior total rate of return by investing in fixed income instruments.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

This Fund seeks to achieve its investment objective by investing primarily in the following types of fixed income instruments:

 .   Public bonds;

 .   Private placement bonds, including securities issued pursuant to Rule 144A;

 .   Mortgage-backed securities, including commercial mortgage-backed securities;

 .   Asset-backed securities;

 .   Residential whole loan mortgage pools;

 .   Commercial mortgage loans;

 .   U.S. Treasury futures and forward contracts;

 .   Fully hedged foreign securities;

 .   Interest rate and currency swaps;

 .   Commercial paper; and

 .   Options on fixed income investments, including swaptions and interest rate caps and floors.

The average credit quality of the Fund will not be less than BBB-/Baa3. In determining the credit quality of assets that are not rated by an independent credit rating firm, the Adviser will utilize its own proprietary credit rating system. The Fund will also have specified liquidity and diversification requirements for particular types of investments.

The duration of the Fund is intended to be within 5% of the duration of the Lehman Brothers Intermediate Aggregate Bond Index.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------

The Fund began operations May 3, 1999, and therefore has no performance history. There will be risks of investing in the Fund because the returns would be expected to vary from year to year.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                                       Class S
Shareholder Fees
(fees paid directly from your investment)                               None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                                        .50%
 Distribution and Service (Rule 12b-1) Fees                             None
 Other Expenses                                                         .14%
 Total Annual Fund Operating Expenses(1)(2)                             .64%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.


Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 Year   3 Years

Class S                                                       $65      $204

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Balanced Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital values by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund's portfolio consists of three segments:

 .   The Prime Segment, which seeks to meet liquidity needs by investing in diverse money market instruments.

 .   The Core Bond Segment, which invests primarily in investment grade debt securities.

 .   The Core Equity Segment, which invests primarily in stocks and convertible securities of large capitalized companies which have below average price to earnings ratios and higher dividend yields relative to their industry group.

The Fund adjusts the mix of investments among these three market segments based on MassMutual's judgment about each segment's potential for returns in relation to the corresponding risk. These adjustments normally will be made in a gradual manner over a period of time. Under normal circumstances at least 25% of the Fund's total assets will be invested in debt securities. In addition, under normal circumstances, no investment will be made that would result in more than 35% of the Fund's net assets being invested in the Prime Segment, more than 35% in the Core Bond Segment or more than 65% in the Core Equity Segment. In unusual circumstances, the Fund may invest up to 70% of its total assets in the Equity Segment or up to 50% of its total assets in the Core Bond Segment.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.


                                 Class S Shares

                           [BAR CHART APPEARS HERE]

                                1989    18.83%
                                1990     3.12%
                                1991    22.47%
                                1992     8.90%
                                1993     9.09%
                                1994     2.44%
                                1995    21.31%
                                1996    12.83%
                                1997    18.72%
                                1998    13.50%

During the periods shown above, the highest quarterly return was 9.37% for the quarter ended December 31, 1998 and the lowest was -6.91% for the quarter ended September 30, 1990.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                                    One       Five      Ten
                                                    Year     Years     Years

 Class S*                                          13.50%    13.57%    12.91%
 S&P 500(R) Index+                                 28.58%    24.07%    19.20%
 Lipper Balanced Fund
 Index+                                            15.37%    13.71%    13.19%
 Lehman Brothers
 Government/
 Corporate Bond Index+                              9.47%     7.30%     9.34%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The S&P 500(R) Index is a widely recognized, unmanaged index of common stock of the 500 largest capitalized U.S. companies. The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual Funds within each of the investment objective categories for the Balanced Fund. The Lehman Brothers Government/Corporate Index is an unmanaged index of major U.S. government and investment grade corporate bonds with more than one year remaining until the scheduled payment of principal. These Indices do not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                                    Class S

Shareholder Fees
(fees paid directly from your investment)                            None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                                     .48%
 Distribution and Service (Rule 12b-1) Fees                          None
 Other Expenses                                                      .10%
Total Annual Fund Operating Expenses(1)(2)                           .58%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year     3 Years    5 Years    10 Years

Class S                               $59        $185       $321       $712

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Core Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund invests primarily in dividend paying stocks, securities convertible into stocks, and other securities, such as warrants and stock rights whose value is based on stock prices. The Fund's portfolio manager follows a "value" approach that favors the stocks of companies having below average share price to company earnings ("P/E") ratios and higher dividend yields relative to their industry groups. The Fund generally invests in the publicly traded stock of companies with market capitalizations greater than $2 billion and a history of operations of five years or more.

The Principal Risks of investing in the Fund are Market Risk, Management Risk and Leveraging Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------


The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares

                           [BAR CHART APPEARS HERE]

                                1989    23.02%
                                1990    -0.99%
                                1991    25.50%
                                1992    10.55%
                                1993     9.55%
                                1994     4.07%
                                1995    31.54%
                                1996    20.24%
                                1997    29.01%
                                1998    16.75%


During the periods shown above, the highest quarterly return was 16.49% for the quarter ended December 31, 1998 and the lowest was -11.97% for the quarter ended September 30, 1990.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                                     One        Five      Ten
                                                     Year      Years     Years

  Class S*                                          16.75%     19.91%    16.46%
  S&P 500(R)Index+                                  28.58%     24.07%    19.20%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The S&P 500(R) Index is a widely recognized, unmanaged index of common stocks of the 500 largest capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------


                                                                     Class S
Shareholder Fees
(fees paid directly from your investment)                              None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                                       .50%
 Distribution and Service (Rule 12b-1) Fees                            None
 Other Expenses                                                        .08%
Total Annual Fund Operating Expenses(1)(2)                             .58%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year     3 Years    5 Years   10 Years
Class S                                $59        $185       $321      $712

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Growth Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks long-term growth of capital and future income.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund seeks to achieve its objective by investing its assets, except for working cash balances, primarily in the common stocks and securities convertible into common stocks of companies which the investment Sub-Adviser, Massachusetts Financial Services Company ("MFS"), believes offer better than average prospects for long-term growth.

The Sub-Adviser uses a bottom-up, as opposed to a top-down, investment style, which means that securities are selected based upon fundamental analysis performed by the portfolio manager and the Sub-Adviser's large group of equity research analysts.

In managing the Fund, MFS seeks to purchase securities of companies which it considers well-run and poised for growth, particularly companies which demonstrate:

 .   a strong franchise, strong cash flows and a recurring revenue stream;

 .   a strong industry position, where there is potential for high profit margins and/or substantial barriers to new entry in the industry;

 .   a strong management with a clearly defined strategy; and

 .   new products or services.

The Fund may invest up to 30% of its assets in foreign securities, including companies in emerging markets, and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies, or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Growth Company Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------

The Fund began operations May 3, 1999, and therefore has no performance history. There will be risks of investing in the Fund because the returns would be expected to vary from year to year.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                Class S
Shareholder Fees
(fees paid directly from your investment)         None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                  .68%
 Distribution and Service (Rule 12b-1) Fees       None
 Other Expenses                                   .10%
 Total Annual Fund Operating Expenses(1)(2)       .78%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year    3 Years

Class S        $80       $249

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

--------------------------------------------------------------------------------
                  MFS Prior Performance - Similar Accounts *
--------------------------------------------------------------------------------

The bar chart is a composite of all accounts managed by MFS with substantially similar investment objectives, adjusted for the fees and expenses of the Fund's Class S shares. The bar chart illustrates the variability of returns achieved by MFS for those accounts.

                           [BAR CHART APPEARS HERE]

1989      35.66%
1990      -5.04%
1991      47.83%
1992       6.44%
1993      14.50%
1994      -6.83%
1995      28.47%
1996      22.98%
1997      48.44%
1998      40.84%

During the periods shown above, the highest quarterly return was 25.97% for the quarter ended December 31, 1998 and the lowest was -25.19% for the quarter ended September 30, 1990.

--------------------------------------------------------------------------------
                      MFS Average Annual Total Returns for
                                Similar Accounts*
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table is based on the composite of all accounts managed by MFS with substantially similar investment objectives, adjusted for the Fund's Class S share fees and expenses. The table compares MFS' investment results for those accounts to that of an index measuring the broad market over different time periods.

                              One       Five       Ten
                              Year      Years     Years

  MFS Accounts*              40.84%     25.21%    21.72%
  S&P 500 Index+             28.58%     24.07%    19.20%

* The MFS composite is based on the performance of all accounts managed by MFS with substantially similar investment objectives and without significant client-imposed restrictions. The MFS composite includes performance of the Massachusetts Investors Growth Stock Fund, which is registered under the 1940 Act. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. The quoted performance does not represent the historical performance of the MassMutual Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The S&P 500(R) Index is a widely recognized, unmanaged index representative of the largest capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual Small Cap Value Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------
The Fund invests primarily in stocks, securities convertible into stocks and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund generally invests in publicly traded stocks of companies with a market capitalization, at the time of purchase, of $750 million or less.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Leveraging Risk and Smaller Company Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares


                           [BAR CHART APPEARS HERE]

1989    18.33%
1990    -5.42%
1991    29.34%
1992    17.10%
1993    14.08%
1994    -4.43%
1995    20.01%
1996    22.82%
1997    36.36%
1998    -9.02%

During the periods shown above, the highest quarterly return was 18.72% for the quarter ended June 30, 1997 and the lowest was -18.98% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                              One       Five       Ten
                              Year      Years     Years

  Class S*                   -9.02%     11.81%    12.95%
  Russell 2000 Index+        -2.55%     11.88%    12.93%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The Russell 2000 Index is a widely recognized, unmanaged index representative of small-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                Class S
Shareholder Fees
(fees paid directly from your investment)         None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                  .58%
 Distribution and Service (Rule 12b-1) Fees       None
 Other Expenses                                   .10%
Total Annual Fund Operating Expenses(1)(2)        .68%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in the management fees and administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year   3 Years    5 Years   10 Years
Class S        $69      $217       $376      $835

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

MassMutual Mid Cap Growth Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks long-term capital growth.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

This Fund seeks to achieve its investment objective by investing primarily in common stocks and other equity securities having capitalizations in the range of companies included in the S&P Mid Cap 400 Index. The Sub-Adviser for the Fund, Miller Anderson & Sherrerd, LLP ("MAS"), focuses particularly on the expectations of stock analysts and invests the portfolio in stocks of companies that it believes will report earnings growth exceeding analysts' expectations. The Fund may invest to a limited extent in foreign equity securities. MAS may use derivatives in managing the portfolio.

MAS uses a quantitative screen to sort stocks based on revisions to analysts' earnings predictions. MAS then conducts extensive fundamental research into those companies with the most attractive earnings revisions. Finally, MAS evaluates the valuation of the stocks to eliminate from consideration the most overvalued stocks. MAS also follows a strict sell discipline. The Fund will sell stocks when their earnings revision scores fall to unacceptable levels, fundamental research reveals unfavorable trends, or their valuations exceed levels that are reasonable in relation to the stock's growth prospects.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Smaller Company Risk, Growth Company Risk, Currency Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------

The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                Class S
Shareholder Fees
(fees paid directly from your investment)         None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                  .70%
 Distribution and Service (Rule 12b-1) Fees       None
 Other Expenses                                   .10%
 Total Annual Fund Operating Expenses(1)(2)       .80%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year   3 Years
Class S        $82      $255

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

--------------------------------------------------------------------------------
                    MAS Prior Performance - Similar Accounts*
--------------------------------------------------------------------------------

The bar chart is a composite of all accounts managed by MAS with substantially similar investment objectives, adjusted for the fees and expenses of the Fund's Class S shares. The bar chart illustrates the variability of returns achieved by MAS for those accounts.


                           [BAR CHART APPEARS HERE]

1989      N/A
1990      N/A
1991    59.50%
1992     2.71%
1993    18.12%
1994    -5.61%
1995    36.24%
1996    18.70%
1997    33.07%
1998    37.38%

During the periods shown above, the highest quarterly return was 35.87% for the quarter ended December 31, 1998 and the lowest was -19.80% for the quarter ended September 30, 1990.

--------------------------------------------------------------------------------
                      MAS Average Annual Total Returns for
                                Similar Accounts*
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The table is based on the composite of all accounts managed by MAS with substantially similar investment objectives, adjusted for the Fund's Class S share fees and expenses. The table compares MAS' investment results for those accounts to that of an index measuring the broad market over different time periods.
                                              Since
                           One     Five    Inception
                           Year    Years     (4/90)

  MAS Accounts*           37.38%   22.78%    22.53%
  Russell 2500 Index+      .38%    14.13%    14.88%

* The MAS composite is based on the performance of all accounts managed by MAS with substantially similar investment objectives and without significant client-imposed restrictions. The MAS composite includes performance of the MAS Funds Mid Cap Growth Portfolio, which is registered under the 1940 Act. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. The quoted performance does not represent the historical performance of the MassMutual Mid Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The Russell 2500 Index is an unmanaged index representative of mid-capitalized U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual Small Cap Growth Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------
                    Principal Investment Strategies and Risks
--------------------------------------------------------------------------------

The Fund seeks to achieve its objective by investing primarily in common stocks and equity securities of smaller companies which the managers believe offer potential for long-term growth. The Fund may maintain cash reserves for liquidity purposes. The Fund will generally buy companies whose market capitalization is greater than $100 million, but less than $1.5 billion at the time of purchase. The Fund is not required to invest in dividend paying stocks, since current income is not an objective of the Fund. Two Sub-Advisers manage the Fund, each being responsible for a portion of the portfolio.

The investment process of J.P. Morgan Investment Management Inc. ("J.P. Morgan") emphasizes: in-depth proprietary research and stock valuation and selection; insight into companies' real growth potential by forecasting prospects over periods often up to 5 years; quantifying research results with rankings according to relative value, and buying undervalued or fairly valued companies poised for long-term growth; focusing on each company's business strategy and competitive environment; and high growth sectors such as technology, health care and consumer services.

Waddell & Reed Investment Management Company ("Waddell & Reed") uses a bottom-up process, generally emphasizing long-term growth potential and superior financial characteristics, such as: annual revenue and earnings growth rate of 25%+, pre-tax margins of 20%+, and debt-free capital structure. Generally, companies also are considered which are strong niche players with a defensible market position, have active involvement of the founder-entrepreneur, and demonstrate commitment to their employees, customers, suppliers and shareholders.

Waddell & Reed buys companies with an anticipated three year holding period, and therefore expects this portion of the Fund's portfolio to typically have lower than 50% annual turnover.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Smaller Company Risk, Growth Company Risk, Currency Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance
--------------------------------------------------------------------------------

The Fund began operations May 3, 1999, and therefore has no performance history. However, there will be risks of investing in the Fund because the returns would be expected to vary from year to year.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

Because this Fund is new, there is no table which shows how the Fund's returns have deviated from the broad market.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                 Class S
Shareholder Fees
(fees paid directly from your investment)          None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                   .82%
 Distribution and Service (Rule 12b-1) Fees        None
 Other Expenses                                    .13%
 Total Annual Fund Operating Expenses(1)(2)        .95%

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year      3 Years
Class S        $97        $303

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

--------------------------------------------------------------------------------
                      J.P. Morgan and Waddell & Reed Prior
                         Performance - Similar Accounts*
--------------------------------------------------------------------------------

The bar charts show the respective composites of all accounts managed by each Sub-Adviser with substantially similar investment objectives, adjusted for the fees and expenses of the Fund's Class S shares. The bar chart illustrates the variability of returns achieved by each Sub-Adviser and how they have differed.


                           [BAR CHART APPEARS HERE]

Date                    J.P. Morgan          Waddel & Reed
----                    -----------          -------------
1989                        N/A                   N/A
1990                        N/A                   2.39%
1991                        N/A                  89.51%
1992                        N/A                   4.80%
1993                        N/A                  11.40%
1994                        N/A                  12.25%
1995                       42.29%                34.38%
1996                       24.39%                 6.87%
1997                       29.24%                37.11%
1998                        1.19%                55.13%

                    Highest Quarter     Lowest Quarter
J.P. Morgan         24.02%, 4Q 1998    -21.94%, 3Q 1998
Waddell & Reed      36.68%, 4Q 1998    -18.05%, 3Q 1990

--------------------------------------------------------------------------------
                    J.P. Morgan and Waddell & Reed Average
                  Annual Total Returns for Similar Accounts*
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)

The tables are based on the respective composites of all accounts managed by each Sub-Adviser with substantially similar investment objectives, adjusted for the Fund's Class S share fees and expenses. Each table compares the Sub-Adviser's investment results for its those accounts to an index measuring the broad market over different time periods.

                                                 Since
                                One Year    Inception (9/94)
  J. P. Morgan Accounts*          1.19%          21.80%
  Russell 2000 Index+            -2.55%          13.71%

                                                     Since
                                One       Five     Inception
                                Year      Years      (4/89)
  Waddell & Reed
  Accounts*                    55.13%     27.95%     24.21%
  Russell 2000 Index+          -2.55%     11.88%     12.41%

* Each Sub-Adviser's composite is based on the performance of all accounts managed by that Sub-Adviser with substantially similar investment objectives and without significant client-imposed restrictions. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. The quoted performance does not represent the historical performance of the MassMutual Small Cap Growth Equity Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ The S&P 500(R) Index is a widely recognized, unmanaged index representative of the largest capitalized, U.S. companies. The Index does not incur expenses and cannot be purchased directly by Investors.

MassMutual International Equity Fund

--------------------------------------------------------------------------------
                              Investment Objective
--------------------------------------------------------------------------------

This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities.

The Fund seeks to achieve its objective by having at least 75% of its total assets invested in stocks traded primarily in foreign markets, including markets in Europe, Latin America and Asia. The Fund's Sub-Adviser, HarbourView Asset Management Corporation ("HarbourView") focuses on well-positioned, well-managed businesses that have strong revenue growth, sustainable profit margins, capital efficiency and/or business integrity. HarbourView also considers the macroeconomic outlook for various regional economies. The Fund tends to favor companies involved in the following businesses:

     .   Capital Market Development;

     .   Telecommunications/Media;

     .   Efficiency Enhancing Technologies and Services;

     .   Healthcare and Biotechnology;

     .   Infrastructure Spending;

     .   Emerging Consumer Markets;

     .   Corporate Restructuring; and

     .   Natural Resources.

The Principal Risks of investing in the Fund are Market Risk, Management Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk, Leveraging Risk and Emerging Markets Risk.

These Risks are described beginning on page 26.

--------------------------------------------------------------------------------
                               Annual Performance*
--------------------------------------------------------------------------------

The bar chart shows the risks of investing in the Fund because the returns vary from year to year.

                                 Class S Shares


                           [BAR CHART APPEARS HERE]

1989     N/A
1990     N/A
1991     N/A
1992    -2.37%
1993    59.84%
1994    -4.96%
1995     5.13%
1996    18.51%
1997    15.79%
1998     5.05%

During the periods shown above, the highest quarterly return was 21.33% for the quarter ended December 31, 1993 and the lowest was -21.54% for the quarter ended September 30, 1998.

--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------
                    (for the periods ended December 31, 1998)


The table shows the risks of investing in the Fund because the Fund's returns may deviate from the broad market over different time periods.

                                             Since
                           One     Five    Inception
                          Year     Years     (8/91)

  Class S*                5.05%    7.57%    12.29%
  MSCI EAFE+             19.99%    9.19%     9.05%

* Performance for Class S shares of the Fund includes performance of a predecessor separate investment account of MassMutual for periods prior to October 3, 1994. The performance shown does not reflect fees that may be paid by Investors for administrative services or group annuity contract charges. For a more detailed discussion, please refer to "Investment Performance" in this Prospectus.

+ MSCI EAFE is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses and cannot be purchased directly by Investors.

--------------------------------------------------------------------------------
                               Expense Information
--------------------------------------------------------------------------------

                                                 Class S
Shareholder Fees
(fees paid directly from your investment)          None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets) (% of
average net assets)
 Management Fees                                   .85%
 Distribution and Service (Rule 12b-1) Fees        None
 Other Expenses                                    .23%
Total Annual Fund Operating Expenses(1)(2)        1.08%

(1) The expenses in the above table are based on expenses for the fiscal year ended December 31, 1998, but restated to give effect to a change in administrative fees effective on May 3, 1999.

(2) Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

             1 Year   3 Years    5 Years    10 Years
Class S       $110      $344       $597      $1326

Since the Fund does not impose any Shareholder Fees, the figures shown would be the same whether you sold your shares at the end of a period or kept them.

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund's portfolio. Many factors can affect those values. Factors that may affect a particular Fund's portfolio as a whole are called "principal risks". They are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

 .   Market Risk - Prime/Bond Funds

     All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. The Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund's Core Bond Segment and the Diversified Bond Fund are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund's value will likely increase.

     This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer Durations. Even the highest quality debt securities are subject to interest rate risk and market risk is generally greater for lower-rated securities or comparable unrated securities.

 .   Market Risk - Equity Funds

     The Core Equity Fund, the Small Cap Value Equity Fund, the International Equity Fund, the Core Equity Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to market risk. Market risk arises since stock prices can fall for any number of factors, including general economic and market conditions, prospects of the securities issuer, changing interest rates, and real or perceived economic and competitive industry conditions.

     These Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

 . Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for the Prime Fund, the Core Bond Fund, the Diversified Bond Fund and the Prime Segment and the Core Bond Segment of the Balanced Fund to the extent they invest in below investment grade

Terms appearing in bold type are discussed in greater detail under "Appendix - Additional Investment Policies and Risk Considerations". Those sections also include more information about the Funds, their investments and the related risks.

     securities. These debt securities and similar unrated securities, which are commonly known as "junk bonds," either have speculative elements or are predominantly speculative investments. The Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

 . Management Risk. Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. The Funds' investment advisers and Sub-Advisers manage the Funds according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The Funds' investment advisers and Sub-Advisers apply their investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that they will produce the desired result.

 . Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Short-Term Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund to the extent that these Funds invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which is the least desirable time. These Funds are also subject to reinvestment risk, which is the chance that cash flows from securities will be reinvested at lower rates if interest rates fall.

 . Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign investments and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, the Core Bond Fund, the Mid Cap Growth Equity Fund, the Diversified Bond Fund, the Growth Equity Fund, the Small Cap Value Equity Fund, the Small Cap Growth Equity Fund, the International Equity Fund and the Core Bond Segment of the Balanced Fund may be subject to liquidity risk.

 . Derivatives Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund's use of derivatives may affect the timing and amount of taxes payable by shareholders.

 . Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S.
     companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. The Core Bond Fund, the International Equity Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to foreign investment risk.

     These Funds may also invest in foreign securities known as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

 . Emerging Markets Risk. The Growth Equity Fund, the Mid Cap Growth Equity Fund, the Small Cap Growth Equity Fund and the International Equity Fund may invest in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser deems those investments are consistent with the Fund's investment objectives and policies. Emerging markets are generally considered to be the countries having "emerging market economies" based on factors such as the country's foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in foreign securities in emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These could result in settlement delays and temporary periods when a portion of a Fund's assets are not invested, or a loss in value due to illiquidity.

 . Currency Risk. The Core Bond Fund, the International Equity Fund, the Diversified Bond Fund, the Core Bond Segment of the Balanced Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund are subject to currency risk to the extent that they invest in securities of foreign companies that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund's investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

 . Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Small Cap Value Equity Fund, Mid Cap Growth Equity Fund and Small Cap Growth Equity Fund generally have the greatest exposure to this risk.

 . Growth Company Risk. Market risk is also particularly pronounced for "growth" companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume.

 . Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

                            Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks even if not marked.

                                                               Management  Prepayment     Liquidity    Derivative
Fund                               Market Risk    Credit Risk     Risk        Risk          Risk         Risk
Prime Fund                             X              X             X                                      X
Short-Term Bond Fund                   X              X             X           X                          X
Core Bond Fund                         X              X             X           X             X            X
Diversified Bond Fund                  X              X             X           X             X            X
Balanced Fund                          X              X             X           X             X            X
Core Equity Fund                       X              X             X                                      X
Growth Equity Fund                     X              X             X                         X            X
Small Cap Value Equity Fund            X              X             X                         X            X
Mid Cap Growth Equity Fund             X              X             X                         X            X
Small Cap Growth Equity Fund           X              X             X                         X            X
International Equity Fund              X              X             X                         X            X


                                    Foreign                                                  Growth     Emerging
                                   Investment                   Leveraging    Smaller       Company      Markets
Fund                                 Risk        Currency Risk    Risk      Company Risk      Risk        Risk

Prime Fund                                                          X
Short-Term Bond Fund                                                X
Core Bond Fund                         X              X             X
Diversified Bond Fund                  X              X             X
Balanced Fund                          X              X             X
Core Equity Fund                                                    X
Growth Equity Fund                     X              X             X                         X            X
Small Cap Value Equity Fund                                         X           X
Mid Cap Growth Equity Fund             X              X             X           X             X            X
Small Cap Growth Equity Fund           X              X             X           X             X            X
International Equity Fund              X              X             X                                      X

About the Investment Advisers and Sub-Advisers

MassMutual is the Funds' investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. MassMutual, together with its subsidiaries, has assets of $67 billion and assets under management in excess of $176 billion. MassMutual contracts with its subsidiaries, David L. Babson and Company, Incorporated and HarbourView Asset Management Corporation to help manage certain Funds. In 1998, MassMutual was paid an investment management fee based on a percentage of its average daily net assets as follows: .45% for the Prime Fund, the Short-Term Bond Fund, the Core Bond Fund, the Balanced Fund and the Core Equity Fund; .55% for the Small Cap Value Equity Fund; and .85% for the International Equity Fund. The current investment management fee paid by each Fund to MassMutual is identified under "Expense Information" for each Fund. The Funds also pay MassMutual an administrative and shareholder services fee at an annual rate based on a percentage of their average daily net assets for the applicable class of shares. In 1998, the fee ranges for each share class of those funds were .0774% to .0777% for Class S shares; .0823% to .2875% for Class Y shares; and .4752% to .4875% for Class A shares. At the date of this Prospectus, the fee ranges for each share class of all Funds is .0675% to .1232% for Class S shares; .1432% to .2575% for Class Y shares; .2932% to .4075% for Class L shares; and .2932% to .4075% for Class A shares. There were no Class L shares offered for sale in 1998. The Diversified Bond Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund were not in operation in 1998.

         Mary Wilson Kibbe
                          ------------------------------------------------------
         Principally responsible for the day-to-day management of the Prime Fund, the Core Bond Fund, the Prime and Core Bond Segments of the Balanced Fund and the Diversified Bond Fund. She has managed these Funds since their inception. She has been associated with MassMutual since 1982 and is responsible for overseeing all public fixed income trading for MassMutual and its insurance company subsidiaries.

         Ronald Desautels
                         -------------------------------------------------------
         Principally responsible for the day-to-day management of the Short-Term Bond Fund. He has managed the Fund since its inception. He has 22 years of investment experience and has been associated with MassMutual since 1989.

David L. Babson and Company Incorporated manages the investments of the Core Equity Fund, the Small Cap Value Equity Fund and the Core Equity Segment of the Balanced Fund. David L. Babson has provided investment advice to individual and institutional investors for more than 50 years and manages more than $21 billion.

         Walter T. McCormick
                            ----------------------------------------------------
         Principally responsible for the day-to-day management of the Core Equity Fund and the Core Equity Segment of the Balanced Fund. Mr. McCormick, who has 14 years of investment experience, joined David L. Babson in June, 1998. He began managing these Funds in July 1998. Prior to that, he managed equity portfolios for Keystone Investments, Inc.

         George M. Ulrich
                         -------------------------------------------------------
         Principally responsible for the day-to-day management of the Small Cap Value Equity Fund. He has managed the Fund since its inception and has 32 years of investment experience. He joined David L. Babson in 1996 and has been associated with the MassMutual organization as a portfolio manager since 1983.

HarbourView Asset Management Corporation manages the investments of the International Equity Fund. HarbourView Asset Management is a subsidiary of OppenheimerFunds, Inc., which together with its subsidiaries, manages mutual Funds with assets of more than $99 billion.

         George Evans
                     -----------------------------------------------------------
         Primarily responsible for the day-to-day management of the International Equity Fund. Mr. Evans, has managed the Fund since its inception. He has been an officer and portfolio manager for OppenheimerFunds for the past five years, and prior to that was an international equities portfolio manager/analyst for Brown Brothers, Harriman & Co.

         William Wilby
                      ----------------------------------------------------------
         A HarbourView investment professional, Mr. Wilby assists George Evans in managing the International Equity Fund. He is a senior vice president of Oppenheimer Funds, Inc. and has been a portfolio manager for OppenheimerFunds for more than five years.

Massachusetts Financial Services Company manages the investments of the Growth Equity Fund. MFS has approximately $100 billion in assets under management. MFS is an indirect, wholly-owned subsidiary of Sun Life Assurance Company of Canada.

         Stephen Pesek
                      ----------------------------------------------------------
         Primarily responsible for the day-to-day management of the portfolio of the Growth Equity Fund. Mr. Pesek has been a portfolio manager with MFS since 1994. Mr. Pesek is a vice president of MFS and manages other portfolios with similar investment objectives to the Fund.

Miller Anderson & Sherrerd, LLP manages the investments of the Mid Cap Growth Equity Fund. Miller Anderson & Sherrerd, LLP ("MAS"), a Pennsylvania limited liability partnership founded in 1969, is a wholly-owned indirect subsidiary of Morgan Stanley Dean Witter & Co., and a division of Morgan Stanley Dean Witter Investment Management. As of December 31, 1998, Morgan Stanley Dean Witter Investment Management had in excess of $163 billion in assets under management.

         Arden Armstrong
                        --------------------------------------------------------
         Primarily responsible for the day-to-day management of the portfolio of the Mid Cap Growth Equity Fund. Ms. Armstrong, a managing director of Morgan Stanley & Co., Incorporated, joined Miller Anderson & Sherrerd, LLP in 1986. She joined the Mid Cap Growth management team in 1990.

         David P. Chu
                     -----------------------------------------------------------
         A vice president of Morgan Stanley Dean Witter & Co., Mr. Chu assists Ms. Armstrong in the day-to-day management of the Mid Cap Growth Equity Fund. Mr. Chu joined Miller Anderson & Sherrerd, LLP and the Mid Cap Growth management team in 1998. He served as senior equity analyst from 1992 to 1997 and as co-portfolio manager in 1997 for NationsBank and its subsidiary TradeStreet Investment Associates.

J.P. Morgan Investment Management Inc. manages a portion of the portfolio of the Small Cap Growth Equity Fund. J.P. Morgan manages over $300 billion in assets, and $65 billion in U.S. equity assets.

         Candice Eggerss
                        --------------------------------------------------------
         Primarily responsible for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team, and from June of 1993 to May of 1996 held a similar position with Weiss, Peck and Greer. Ms. Eggerss is a vice president of J.P. Morgan and manages other portfolios for J.P. Morgan with similar investment objectives to the Fund.

         Saira Malik
                    ------------------------------------------------------------
         A J.P. Morgan professional, Ms. Malik assists Ms. Eggerss with the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Ms. Malik has been with J.P. Morgan since July of 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance. Ms. Malik is a vice president of J.P. Morgan and manages or assists with managing other portfolios for J.P. Morgan with similar investment objectives to the Fund.

Waddell & Reed Investment Management Company manages a portion of the portfolio of the Small Cap Growth Equity Fund. Waddell & Reed has approximately $27 billion in assets under management, including approximately $3.4 billion in institutional assets.

         Mark Seferovich, CFA
                             ---------------------------------------------------
         Primarily responsible for the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. Mr. Seferovich is a senior vice president of Waddell & Reed and the lead portfolio manager of its small cap style. He joined Waddell & Reed in February 1989 as manager of small capitalization growth equity funds. From 1982 to 1988 he was a portfolio manager for Security Management Company and prior to that was security analyst/portfolio manager with Reimer & Koger Associates.

         Grant Sarris
                     -----------------------------------------------------------
         A vice president and portfolio manager for Waddell & Reed, Mr. Sarris assists Mr. Seferovich in the day-to-day management of the portfolio of the Small Cap Growth Equity Fund. He joined Waddell & Reed in 1991 as an investment analyst. In 1996 he was named assistant portfolio manager of the small capitalization growth equity style. Prior to joining Waddell & Reed, he was an intern with Shin-Nihon Kohan, Ltd. in Tokyo.

About the Classes of Shares -- Multiple Class Information

The Funds offer four Classes of shares: Class S, Class Y, Class L and Class A. The shares offered by this Prospectus are Class S shares. None of the Classes of shares has up-front or deferred sales charges. Only Class A shares charge a distribution and service (Rule 12b-1) fee.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A shares are primarily offered through retail distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Adviser for investment advisory services. Accordingly, investment advisory expenses do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information about the other Classes not offered by this Prospectus, call us at 1-888-743-5274 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund's shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

 . Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 (the "Code"), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally or are expected to exceed $100 million;
 .   Registered mutual funds; and
 . Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S Shares.

Shareholder and Distribution Fees. Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor's money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 distribution or services fees.

Compensation to Intermediaries

MassMutual does not expect to pay compensation on account of sales of Class S shares. The Funds may pay brokerage commissions to Advest, Inc. ("Advest") and Jefferies & Co., Inc. ("Jefferies"). Jefferies and Advest are each wholly-owned subsidiaries of companies for which one Trustee serves as director. Each Fund may also pay brokerage commissions to affiliates of its Sub-Adviser.

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (NAV). The Funds' generally determine their NAV at 4:00 p.m. Eastern standard time every day the New York Stock Exchange is open. Your purchase order will be priced at the next net asset value calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds' transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from receipt of the check. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund, and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

 . you have engaged in excessive trading;
 . a Fund receives or expects simultaneous orders affecting significant portions of the Fund's assets;
 . a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or
 . the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the net asset value of each class of shares of each Fund separately. The net asset value (closing price) for shares of a class of a Fund is determined by adding the current value of all of the Fund's assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class.

Each Fund's assets are valued based on market value of the Fund's total portfolio. The Fund's valuation methods are defined in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in "good form" as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the Fund's ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund's distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder's investment and thus were included in the NAV paid by the shareholder.

Any gain resulting from the exchange or redemption of an investor's shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividend with respect to such shares.

The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders of the Funds other than the International Equity Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes. Shareholders of the International Equity Fund however, may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

Investment Performance

The registration statement for the Prime Fund, Short-Term Bond Fund, Core Bond Fund, Balanced Fund, Core Equity Fund, Small Cap Value Equity Fund and International Equity Fund became effective, and those Funds commenced operations, on October 3, 1994. Those Funds were the successors to seven separate investment accounts of MassMutual having corresponding investment objectives, policies and limitations. Class S shares of the Funds were exchanged for the assets of the separate investment accounts, and while the separate investment accounts continue to exist, their assets consist solely of Class S shares of the corresponding Funds. Except for the seed capital provided by MassMutual, each Fund's portfolio of investments on October 3, 1994 was the same as the portfolio of the corresponding separate investment account immediately prior to the transfer.

The quoted performance data in this Prospectus for those funds includes the performance of the separate investment accounts for periods before the Registration Statement became effective on October 3, 1994. The separate investment accounts were not registered under the Investment Company Act of 1940 and thus were not subject to certain investment restrictions that are imposed by this Act. If the separate investment accounts had been registered under the Investment Company Act, their performance might have been adversely affected. The historical performance of the separate investment accounts have been restated to reflect the Funds' expenses, as described in the Fees and Expenses section of the prospectus.

Sub-Adviser Performance

MFS. Performance data shown for the Growth Equity Fund is based on a composite of all other substantially similar portfolios managed by MFS, the Fund's substantially Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund's share classes. Some of these portfolios are mutual funds registered with the SEC, including Massachusetts Investors Growth Stock Fund, and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. However, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

MAS. Performance data shown for the Mid Cap Growth Equity Fund is based on a composite of all other substantially similar portfolios managed by Miller Anderson & Sherrerd, LLP, the Fund's Sub-Adviser, adjusted to reflect the fees and expenses of each of the Fund's share classes. One of these portfolios is the MAS Funds Mid Cap Growth Portfolio, a mutual fund registered with the SEC. All the portfolios have substantially the same investment objective and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the Fund. However, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

J.P. Morgan and Waddell & Reed. J.P. Morgan and Waddell & Reed each manage a portion of the Small Cap Growth Equity Fund. The J.P. Morgan performance information is shown based on the historical performance of all discretionary investment management accounts under the management of J.P. Morgan with substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund's share classes. Some of these portfolios are mutual funds registered with the SEC, including the J.P. Morgan U.S. Small Company Opportunities Fund, and some are private accounts. The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the MassMutual Small Cap Growth Equity Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

From January 1, 1996, the Waddell & Reed performance information shown is based on a composite of accounts it manages with substantially similar investment objectives and policies as the Fund, adjusted to reflect the fees and expenses of each of the Fund's share classes. From inception of Waddell & Reed's Small Cap Composite on 4/1/89 through 12/31/95, performance is based on data of Small Cap style mutual fund portfolios managed by the Waddell & Reed. The private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions which the Fund, as a registered mutual fund, will be subject to. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser's portfolios is provided solely to illustrate that Sub-Adviser's performance in managing portfolios with investment objectives similar to the applicable Fund. Such performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for Class S shares for the past 5 years. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available on request. Financial information for the other share classes of the Funds is available in the Funds' Annual Report.

                                  PRIME FUND

                                                                               Class S (1)
                                                                               -----------
                                                    Year ended   Year ended    Year ended    Year ended   Period ended
                                                     12/31/98     12/31/97      12/31/96      12/31/95     12/31/94/\**
                                                    ----------   ----------    ----------   -----------   ------------
Net asset value, beginning of period                $  150.84    $  151.00     $  151.06    $   150.36    $  150.00
                                                    ----------   ----------    ----------   -----------   ----------
Income (loss) from investment operations:
  Net investment income                                  8.10***      8.14***       7.85***       8.70***      1.55
  Net realized and unrealized gain (loss) on
     investments                                         0.03        (0.01)         0.06         (0.02)        0.34
                                                    ----------   ----------    ----------   -----------   ----------
     Total income (loss) from investment
     operations                                          8.13         8.13          7.91          8.68         1.89
                                                    ----------   ----------    ----------   -----------   ----------
Less distributions to shareholders:
  From net investment income                            (8.23)       (8.29)        (7.97)        (7.98)       (1.53)
                                                    ----------   ----------    ----------   -----------   ----------
Net asset value, end of period                      $  150.74    $  150.84     $  151.00    $   151.06    $  150.36
                                                    ==========   ==========    ==========   ===========   ==========
Total Return @                                           5.39%        5.39%         5.24%         5.78%        1.26%

Ratios / Supplemental Data:
  Net assets, end of period (000's)                  $251,757     $241,370      $258,729      $253,936     $170,548
  Net expenses to average daily net assets #           0.5482%      0.5399%       0.5160%       0.5160%      0.5160% *
  Net investment income to average daily net assets      5.23%        5.25%         5.10%         5.61%        5.01% *

#     Computed after giving effect to the voluntary
      partial waiver of management fee by MassMutual,
      which terminated May 1, 1997. Without this
      partial waiver of fees by MassMutual, the ratio
      of expenses to average daily net assets would
      have been:                                          N/A       0.5515%       0.5509%       0.5468%      0.5605% *

/\    All per share amounts for the period have been restated to reflect a 1-for-15 reverse stock split effective December 16, 1994.
*     Annualized
**    For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
***   Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
(1)   Class S shares were previously designated as Class 4 shares.
@     Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                             SHORT-TERM BOND FUND

                                                                        Class S (1)
                                                                        -----------
                                             Year ended    Year ended   Year ended   Year ended  Period ended
                                              12/31/98      12/31/97     12/31/96     12/31/95     12/31/94**
                                             ----------    ----------   ----------   ----------  ------------
Net asset value, beginning of period         $   10.23     $   10.11     $   10.15    $   9.85      $  10.00
                                             -----------    ----------    ---------   ---------     ---------
Income (loss) from investment operations:
  Net investment income                           0.56          0.65***       0.60        0.66          0.16
  Net realized and unrealized gain (loss) on
  investments                                     0.08          0.04         (0.03)       0.50         (0.15)
                                             -----------    ----------    ---------   ---------     ---------
     Total income (loss) from investment
      operations                                  0.64          0.69          0.57        1.16          0.01
                                             ---------    ----------   -----------    --------      --------
Less distributions to shareholders:
  From net investment income                     (0.56)        (0.57)        (0.60)      (0.66)        (0.16)
  From net realized gains                        (0.01)         0.00         (0.01)      (0.20)            -
                                             -----------   ---------      --------    --------        -------
     Total distributions                         (0.57)        (0.57)        (0.61)      (0.86)        (0.16)
                                           -----------    ----------     ---------    --------        ------
Net asset value, end of period               $   10.30     $   10.23      $  10.11    $  10.15      $   9.85
                                             ===========    ========      ========    ========      ========
Total Return @                                    6.29%         6.84%         5.57%      11.77%         0.13%
Ratios / Supplemental Data:
  Net assets, end of period (000's)           $283,673      $200,268      $145,182    $122,904      $106,846
  Net expenses to average daily net assets #    0.5482%       0.5423%       0.5190%     0.5190%       0.5190% *
  Net investment income to average daily net
  assets                                          5.58%         6.22%         6.00%       6.32%         6.37% *
  Portfolio turnover rate                           44%           48%           61%        114%           15%
  #  Computed after giving effect to the
     voluntary partial waiver of management fee by
     MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by
     MassMutual, the ratio of expenses to average
     daily net assets would have been:            N/A         0.5530%     0.5545%       0.5524%       0.5654% *
  *  Annualized
  ** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  ***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1)Class S shares were previously designated as Class 4 shares.
  @  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Total return figures would be lower for the periods Plan Documents. presented if they reflected these charges.

                                CORE BOND FUND

                                                                        Class S (1)
                                                                        -----------
                                             Year ended    Year ended   Year ended   Year ended  Period ended
                                              12/31/98      12/31/97     12/31/96     12/31/95     12/31/94**
                                             -----------   ----------   ----------   ----------  ------------
Net asset value, beginning of period         $    10.81     $   10.45     $  10.75    $   9.84      $  10.00
                                             -----------    ----------    ---------   ---------     ---------
Income (loss) from investment operations:
  Net investment income                            0.67 ***      0.69 ***     0.67 ***     0.72 ***     0.18
  Net realized and unrealized gain (loss) on
      investments                                  0.24          0.33        (0.37)       1.17         (0.16)
                                             -----------    ----------    ---------   ---------     ---------
      Total income (loss) from investment
        operations                                 0.91          1.02         0.30        1.89          0.02
                                             -----------    ----------    ---------   ---------     ---------
Less distributions to shareholders:
  From net investment income                      (0.56)        (0.64)       (0.54)      (0.65)        (0.18)
  From net realized gains                         (0.10)        (0.02)       (0.06)      (0.33)            -
                                             -----------    ----------    ---------   ---------     ---------
      Total distributions                         (0.66)        (0.66)       (0.60)      (0.98)        (0.18)
                                             ----------     ---------    ---------    --------     ---------
Net asset value, end of period               $    11.06     $   10.81     $  10.45    $  10.75      $   9.84
                                             ===========    ==========    =========   =========     =========
Total Return @                                     8.44%         9.78%        2.80%      19.15%         0.20%
Ratios / Supplemental Data:
  Net assets, end of period (000's)            $709,459      $455,931     $356,699    $253,540      $194,150
  Net expenses to average daily net assets #     0.5454%       0.5393%      0.5130%     0.5130%       0.5130% *
  Net investment income to average daily net
  assets                                           5.92%         6.34%        6.26%       6.56%         6.86% *
  Portfolio turnover rate                            51%           54%          54%         104%            7%

  #  Computed after giving effect to the
     voluntary partial waiver of management fee
     by MassMutual, which terminated May 1,
     1997. Without this partial waiver of fees
     by MassMutual, the ratio of expenses to
     average daily net assets would have been:     N/A        0.5512%      0.5550%      0.5553%       0.5672% *
  *  Annualized
  ** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  ***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1)Class S shares were previously designated as Class 4 shares.
  @  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                                           BALANCED FUND
                                                                       Class S (1)
                                                                       -----------
                                              Year ended   Year ended  Year ended   Year ended  Period ended
                                               12/31/98     12/31/97    12/31/96     12/31/95    12/31/94**
                                              ----------   ----------  ----------  -----------  ------------
Net asset value, beginning of period           $ 13.59     $  12.34      $ 11.51      $ 9.92       $ 10.00
                                               --------    ---------     --------     -------      --------
Income (loss) from investment operations:
  Net investment income                           0.49***      0.48         0.46        0.44          0.11
  Net realized and unrealized gain (loss)
    on investments                                1.33         1.82         1.02        1.68         (0.08)
                                               --------    ---------     --------     -------      --------
    Total income (loss) from investment
      operations                                  1.82         2.30         1.48        2.12          0.03
                                               --------    ---------     --------     -------      --------
Less distributions to shareholders:
  From net investment income                     (0.48)       (0.48)       (0.46)      (0.44)        (0.11)
  From net realized gains                        (0.73)       (0.57)       (0.19)      (0.09)            -
                                               --------    ---------     --------     -------      --------
    Total distributions                          (1.21)       (1.05)       (0.65)      (0.53)        (0.11)
                                               --------    ---------     --------     -------      --------
Net asset value, end of period                 $ 14.20     $  13.59      $ 12.34      $11.51       $  9.92
                                               ========    =========     ========     =======      ========
Total Return @                                   13.50%       18.72%       12.83%      21.31%         0.29%
Ratios / Supplemental Data:
  Net assets, end of period (000's)           $771,763     $655,135     $563,280    $456,773      $349,688
  Net expenses to average daily net assets #    0.5433%      0.5389%      0.5120%     0.5120%       0.5120% *
  Net investment income to average daily net
   assets                                         3.42%        3.57%        3.83%       4.18%         4.29% *
  Portfolio turnover rate                           30%          28%          26%         23%            2%
  #  Computed after giving effect to the
     voluntary partial waiver of management fee
     by MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by
     MassMutual, the ratio of expenses to average
     daily net assets would have been:             N/A       0.5510%      0.5522%     0.5514%       0.5650% *
  *  Annualized
  ** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  ***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1)Class S shares were previously designated as Class 4 shares.
  @  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                                         CORE EQUITY FUND
                                                                       Class S (1)
                                                                       -----------
                                              Year ended   Year ended  Year ended   Year ended  Period ended
                                               12/31/98     12/31/97    12/31/96     12/31/95    12/31/94**
                                              ----------   ----------  ----------  -----------  ------------
Net asset value, beginning of period           $ 17.00     $  14.46      $ 12.63      $ 9.91       $ 10.00
                                               --------    ---------     --------    --------      --------
Income (loss) from investment operations:
  Net investment income                           0.31         0.32         0.34        0.31          0.08
  Net realized and unrealized gain (loss) on
    investments                                   2.49         3.83         2.22        2.82         (0.09)
                                               --------    ---------     --------    --------      --------
    Total income (loss) from investment
      operations                                  2.80         4.15         2.56        3.13         (0.01)
                                               --------    ---------     --------    --------      --------
Less distributions to shareholders:
  From net investment income                     (0.31)       (0.31)       (0.34)      (0.31)        (0.08)
  From net realized gains                        (1.10)       (1.30)       (0.39)      (0.10)            -
                                               --------    ---------     --------    --------      --------
    Total distributions                          (1.41)       (1.61)       (0.73)      (0.41)        (0.08)
                                               --------    ---------     --------    --------      --------
Net asset value, end of period                 $ 18.39     $  17.00      $ 14.46     $ 12.63        $ 9.91
                                               ========    =========     ========    ========      ========

Total Return @                                   16.75%       29.01%       20.24%      31.54%        (0.10)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)         $3,586,177   $3,197,848   $2,485,743  $2,125,248    $1,563,563
  Net expenses to average daily net assets #    0.5391%      0.5378%      0.5067%     0.5067%       0.5067% *
  Net investment income to average daily net
  assets                                          1.67%        1.91%        2.42%       2.72%         3.20% *
  Portfolio turnover rate                           12%          20%          13%         16%            3%
  #  Computed after giving effect to the voluntary
     partial waiver of management fee by
     MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by
     MassMutual, the ratio of expenses to average
     daily net assets would have been:             N/A       0.5512%      0.5534%     0.5528%       0.5681% *
  *  Annualized
  ** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  ***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1)Class S shares were previously designated as Class 4 shares.
  @  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                                    SMALL CAP VALUE EQUITY FUND
                                                                       Class S (1)
                                                                       -----------
                                              Year ended   Year ended   Year ended   Year ended   Period ended
                                               12/31/98     12/31/97     12/31/96     12/31/95     12/31/94**
                                              ----------   ----------   ----------   ----------   ------------
Net asset value, beginning of period           $  16.61     $ 13.43      $  11.44     $ 9.69       $ 10.00
                                               ---------    --------     ---------    -------      --------
Income (loss) from investment operations:
  Net investment income
  Net realized and unrealized gain (loss) on
     investments                                   0.13        0.13          0.31       0.19          0.04
     Total income (loss) from investment
        operations                                (1.67)       4.73          2.29       1.75         (0.31)
                                               ---------    --------     ---------    -------      --------
                                                  (1.54)       4.86          2.60       1.94         (0.27)
                                               ---------    --------     ---------    -------      --------
Less distributions to shareholders:
  From net investment income                      (0.13)      (0.14)        (0.30)     (0.19)        (0.04)
  From net realized gains                         (0.88)      (1.54)        (0.31)         -             -
                                               ---------    --------     ---------    -------      --------
     Total distributions                          (1.01)      (1.68)        (0.61)     (0.19)        (0.04)
                                               ---------    --------     ---------    -------      --------
Net asset value, end of period                 $  14.06     $ 16.61      $  13.43     $11.44       $  9.69
                                               =========    ========     =========    =======      ========
Total Return @                                    (9.02)%     36.36%        22.82%     20.01%        (2.66)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)            $682,578    $690,378      $456,935   $380,398      $310,789
  Net expenses to average daily net assets #     0.6434%     0.6400%       0.6110%    0.6110%       0.6110% *
  Net investment income to average daily net
    assets                                         0.86%       0.89%         2.40%      1.78%         1.78% *
  Portfolio turnover rate                           31%         31%           28%        28%            4%
  #  Computed after giving effect to the
     voluntary partial waiver of management fee
     by MassMutual, which terminated May 1, 1997.
     Without this partial waiver of fees by
     MassMutual, the ratio of expenses to average
     daily net assets would have been:              N/A      0.6515%       0.6546%     0.6553%      0.6681% *
  *  Annualized
  ** For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  ***Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1)Class S shares were previously designated as Class 4 shares.
  @  Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                                     INTERNATIONAL EQUITY FUND
                                                                       Class S (1)
                                                                       -----------
                                              Year ended   Year ended   Year ended   Year ended   Period ended
                                               12/31/98     12/31/97     12/31/96     12/31/95     12/31/94**
                                              ----------   ----------   ----------   ----------   ------------
Net asset value, beginning of period          $   12.38     $ 11.11      $  9.58      $ 9.28       $ 10.00
                                              ----------    --------     --------     -------      --------
Income (loss) from investment operations:
  Net investment income                            0.10        0.06         0.06        0.07          0.00
  Net realized and unrealized gain (loss) on
    investments and foreign currency               0.51        1.69         1.71        0.41         (0.72)
                                              ----------    --------     --------     -------      --------
    Total income (loss) from investment
      operations                                   0.61        1.75         1.77        0.48         (0.72)
                                              ----------    --------     --------     -------      --------
Less distributions to shareholders:
  From net investment income                      (0.17)      (0.07)       (0.24)      (0.07)            -
  In excess of net investment income                  -           -            -       (0.11)            -
  From net realized gains                         (1.45)      (0.41)           -           -             -
                                              ----------    --------     --------     -------      --------
    Total distributions                           (1.62)      (0.48)       (0.24)      (0.18)            -
                                              ----------    --------     --------     -------      --------
Net asset value, end of period                $   11.37     $ 12.38      $ 11.11      $ 9.58       $  9.28
                                              ==========    ========     ========     =======      ========
Total Return @                                     5.05%      15.79%       18.51%       5.13%        (7.20)%
Ratios / Supplemental Data:
  Net assets, end of period (000's)            $640,498    $546,790     $356,311    $220,718      $150,199
  Net expenses to average daily net assets #     1.0389%     1.0580%      1.0020%     1.0020%       1.0020% *
  Net investment income to average daily net
    assets                                         0.73%       0.53%        0.59%       0.76%         0.04% *
  Portfolio turnover rate                            80%         83%          58%        121%           18%
  #   Computed after giving effect to the voluntary
      partial waiver of management fee by MassMutual,
      which terminated May 1, 1997. Without this
      partial waiver of fees by MassMutual, the
      ratio of expenses to average daily net assets
      would have been                              N/A      1.0684%      1.0718%     1.0920%       1.0877% *
  *   Annualized
  **  For the period from October 3, 1994 (commencement of operations) through December 31, 1994.
  *** Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.
  (1) Class S shares were previously designated as Class 4 shares.
  @   Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

                                   APPENDIX
                        ADDITIONAL INVESTMENT POLICIES
                            AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-Fundamental policies and therefore may be changed by the Board of Trustees without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Euro Risk

The International Equity Fund and, to a lesser extent, the other Funds, including the Growth Equity Fund, may be subject to an additional risk regarding their foreign securities holdings. On January 1, 1999, eleven countries in the European Monetary Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark and the lire) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Funds operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect:

 .    Issuers in which the Funds invest, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress stock values.

 .    Vendors the Funds depend on to carry out their business, such as custodians
     (which hold the foreign securities the Funds buy), the Fund's managers and Sub-Advisers (which must price the Funds' investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Funds.

 .    Exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Funds' contracts could pose extra costs to the Funds.

The Sub-Adviser to the International Equity Fund is upgrading (at its expense) its computer and bookkeeping systems to deal with the conversion. The Funds' custodian has advised MassMutual of its plans to deal with the conversion including how it will update its recordkeeping systems and handle the redenomination of outstanding foreign debt. The possible effect of these factors on the Funds' investments cannot be determined at this time, but they may reduce the value of some of the Funds' holdings and increase their operational costs.

Year 2000 Issue

Like other businesses and governments around the world, the Funds could be adversely affected if the computer systems used by the Funds' service providers and those with which they do business do not properly recognize the year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Funds that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Funds' other service providers, including the Sub-Advisers, and others with which MassMutual and the Funds conduct business in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Funds invest could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund's holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Fund's Sub-Adviser to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund's securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government Securities, repurchase agreements, money market Funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company Funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as "hedging instruments" or "derivatives"), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

 .    to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

 .    to protect a Fund's unrealized gains or limit its unrealized losses; and

 .    to manage a Fund's exposure to changing securities prices.

Our portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund's portfolio.

(1) Forward Contracts - Each Fund may purchase or sell securities on a "when issued" or delayed delivery basis or may purchase or sell securities on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund's Sub-Adviser deems it appropriate to do so.

(2) Currency Transactions - The International Equity Fund, the Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. The Short-Term Bond Fund, the Core Bond Fund, the Core Bond Segment of the Balanced Fund and the Diversified Bond Fund may invest in foreign securities that are not denominated in U.S. dollars only if the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if as a result more than 25% of its total assets would be held in a segregated account covering such contracts. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund's use of such instruments, see the SAI.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

 .    the risk that interest rates and securities prices will not move in the direction anticipated;

 .    the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

 .    the Fund's portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or Funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Restricted and Illiquid Securities

None of the Funds currently expects to invest in restricted or illiquid securities except for the Diversified Bond Fund. However, each Fund may invest not more than 15% of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Fund or its adviser or Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund's ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Portfolio Management

The Fund's Adviser and Sub-Advisers may use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. Transactions will occur when MassMutual or Sub-Advisers believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the manager's or Sub-Adviser's ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest in investment grade debt securities, government obligations, or money market instruments.

Industry Diversification

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees) if as a result more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

(1)  There is no limitation for U.S. Government Securities.

(2) In the case of the Prime Fund and the Short-Term Bond Fund, there is no industry concentration limitation for certificates of deposit and bankers' acceptances.

Mortgage-Backed U.S. Government Securities and CMOs

The Funds may invest in mortgage-backed U.S. Government Securities and collateralized mortgage obligations ("CMOs"). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and also, in the case of CMOs, by private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed U.S. Government Securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., Federal National Mortgage Association). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of a Fund's shares. These government agencies may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Funds would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds, except for the Prime Fund, may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody's) or, if unrated, are judged by MassMutual to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

Options and Futures Contracts

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

These Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds and the International Equity Fund may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Growth Equity Fund, the Mid Cap Growth Equity Fund and the Small Cap Growth Equity Fund may also enter into stock index futures contracts. These Funds and the International

Equity Fund may enter into foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

These Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these hedging transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

                        MASSMUTUAL INSTITUTIONAL FUNDS
                               1295 State Street
                       Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds' Annual and Semiannual Reports and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during the period covered by the Report and a listing of portfolio securities. The SAI will provide you more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds: You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-743-5274 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: MassMutual Institutional Funds Coordinator, MIP C218.

From the SEC: You may review information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. (call 1-800-SEC-0330 for information regarding the operation of the SEC's public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC's Internet site at http://www.sec.gov. When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds' SEC file number: 881-8274.